Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Cumulative other comprehensive income [Member]	Treasury stock [Member]	Unearned ESOP Shares [Member]	Noncontrolling interests [Member]
Beginning balance at Dec. 31, 2012		$ 158,911	$ 157,554	$ 12,883	$ 9,136	$ 59,802	$ 77,679	$ 5,650	$ (6,610)	$ (986)	$ 1,357
Beginning balance, shares at Dec. 31, 2012				10,558,865	5,266,314,176
Stockholders' Equity Period Increase (Decrease)
Net income		21,878	21,878				21,878
Net income attributable to noncontrolling interests		346									346
Net income		22,224
Other comprehensive income (loss) attributable to parent, net of tax		(4,264)	(4,264)					(4,264)
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax		267									267
Other comprehensive income (loss), net of tax		(3,997)
Noncontrolling interests, adjustments to Additional Paid in Capital			28			28
Noncontrolling interests											(1,104)
Total change in noncontrolling interests		(1,076)
Common stock issued		2,733	2,733			(2)	(10)		2,745
Common stock, shares issued					89,392,517
Common stock repurchased	[1]	(5,356)	(5,356)			(300)			(5,056)
Common stock repurchased, shares	[1]				(124,179,383)
Preferred stock issued to ESOP		0	0	$ 1,200		108				(1,308)
Preferred stock issued to ESOP, shares				1,200,000
Preferred stock released by ESOP		1,006	1,006			(88)				1,094
Preferred stock converted to common shares		0	0	$ (1,006)		191			815
Preferred stock converted to common shares, shares				(1,005,270)	25,635,395
Common stock warrants repurchased/exercised		0	0
Preferred stock issued		3,145	3,145	$ 3,190		(45)
Preferred stock, shares issued				127,600
Common stock dividends		(6,086)	(6,086)			83	(6,169)
Preferred stock dividends		(1,017)	(1,017)				(1,017)
Tax benefit from stock incentive compensation		269	269			269
Stock incentive compensation expense		725	725			725
Net change in deferred compensation and related plans		(473)	(473)			(475)			2
Net change		12,097	12,588	$ 3,384	$ 0	494	14,682	(4,264)	(1,494)	(214)	(491)
Net change, shares				322,330	(9,151,471)
Ending balance at Dec. 31, 2013		171,008	170,142	$ 16,267	$ 9,136	60,296	92,361	1,386	(8,104)	(1,200)	866
Ending balance, shares at Dec. 31, 2013				10,881,195	5,257,162,705
Stockholders' Equity Period Increase (Decrease)
Net income		23,057	23,057				$ 23,057
Net income attributable to noncontrolling interests		551									551
Net income		23,608
Other comprehensive income (loss) attributable to parent, net of tax		2,132	2,132					2,132
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax		(227)									(227)
Other comprehensive income (loss), net of tax		1,905
Noncontrolling interests, adjustments to Additional Paid in Capital			(7)			(7)
Noncontrolling interests											(322)
Total change in noncontrolling interests		(329)
Common stock issued		2,483	2,483			(273)			2,756
Common stock, shares issued					75,340,898
Common stock repurchased	[1]	(9,414)	(9,414)			(250)			(9,164)
Common stock repurchased, shares	[1]				(183,146,803)
Preferred stock issued to ESOP		0	0	$ 1,217		108				(1,325)
Preferred stock issued to ESOP, shares				1,217,000
Preferred stock released by ESOP		1,071	1,071			(94)				1,165
Preferred stock converted to common shares		0	0	$ (1,071)		251			820
Preferred stock converted to common shares, shares				(1,071,377)	20,992,398
Common stock warrants repurchased/exercised		(9)	(9)			(9)
Preferred stock issued		2,775	2,775	$ 2,800		(25)
Preferred stock, shares issued				112,000
Common stock dividends		(7,067)	(7,067)			76	$ (7,143)
Preferred stock dividends		(1,235)	(1,235)				(1,235)
Tax benefit from stock incentive compensation		453	453			453
Stock incentive compensation expense		858	858			858
Net change in deferred compensation and related plans		(845)	(845)			(847)			2
Net change		14,254	14,252	$ 2,946	$ 0	241	14,679	2,132	(5,586)	(160)	2
Net change, shares				257,623	(86,813,507)
Ending balance at Dec. 31, 2014		185,262	184,394	$ 19,213	$ 9,136	60,537	107,040	3,518	(13,690)	(1,360)	868
Ending balance, shares at Dec. 31, 2014				11,138,818	5,170,349,198
Stockholders' Equity Period Increase (Decrease)
Net income		22,894	22,894				$ 22,894
Net income attributable to noncontrolling interests		382									382
Net income		23,276
Other comprehensive income (loss) attributable to parent, net of tax		(3,221)	(3,221)					(3,221)
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax		67									67
Other comprehensive income (loss), net of tax		(3,154)
Noncontrolling interests, adjustments to Additional Paid in Capital			2			2
Noncontrolling interests											(424)
Total change in noncontrolling interests		(422)
Common stock issued		2,644	2,644			(397)			3,041
Common stock, shares issued					69,876,577
Common stock repurchased	[2]	(8,697)	(8,697)			250			(8,947)
Common stock repurchased, shares	[2]				(163,400,892)
Preferred stock issued to ESOP		0	0	$ 826		74				(900)
Preferred stock issued to ESOP, shares				826,598
Preferred stock released by ESOP		825	825			(73)				898
Preferred stock converted to common shares		0	0	$ (825)		107			718
Preferred stock converted to common shares, shares				(825,499)	15,303,927
Common stock warrants repurchased/exercised		(49)	(49)			(49)
Preferred stock issued		2,972	2,972	$ 3,000		(28)
Preferred stock, shares issued				120,000
Common stock dividends		(7,580)	(7,580)			62	$ (7,642)
Preferred stock dividends		(1,426)	(1,426)				(1,426)
Tax benefit from stock incentive compensation		453	453			453
Stock incentive compensation expense		844	844			844
Net change in deferred compensation and related plans		(1,057)	(1,057)			(1,068)			11
Net change		8,629	8,604	$ 3,001	$ 0	177	13,826	(3,221)	(5,177)	(2)	25
Net change, shares				121,099	(78,220,388)
Ending balance at Dec. 31, 2015		$ 193,891	$ 192,998	$ 22,214	$ 9,136	$ 60,714	$ 120,866	$ 297	$ (18,867)	$ (1,362)	$ 893
Ending balance, shares at Dec. 31, 2015				11,259,917	5,092,128,810

[1]	For the year ended December 31, 2013, includes $500 million related to a private forward repurchase transaction entered into in fourth quarter 2013 that settled in first quarter 2014 for 11.1 million shares of common stock. For the year ended December 31, 2014, includes $750 million related to a private forward repurchase transaction that settled in first quarter 2015 for 14.3 million shares of common stock. See Note 1 (Summary of Significant Accounting Policies) for additional information.
[2]	For the year ended December 31, 2015, includes $500 million related to a private forward repurchase transaction that settled in first quarter 2016 for 9.2 million shares of common stock. See Note 1 (Summary of Significant Accounting Policies) for additional information.